Cash and Cash Equivalents (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Cash and Cash Equivalents [Abstract]
Restricted cash			€ 287	€ 2,925